Risk Management - Summary of Maturity Analysis for Derivative Financial Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	₩ (339,447)	₩ (76,319)
Derivative financial assets	1,048,713	661,447
Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(313,942)	(47,508)
Derivative financial assets	735,563	456,690
Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(25,505)	(28,811)
Derivative financial assets	313,150	204,757
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(42,663)	(9,183)
Derivative financial assets	996,011	127,118
Less than 1 year | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
Less than 1 year | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(42,663)	(6,628)
Derivative financial assets	861,621	93,554
Less than 1 year | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	(2,555)
Derivative financial assets	134,390	33,564
1~2 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(25,289)	(5,592)
Derivative financial assets	208,440	119,815
1~2 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
1~2 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(15,225)	(4,954)
Derivative financial assets	160,938	54,617
1~2 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(10,064)	(638)
Derivative financial assets	47,502	65,198
2~5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(176,306)	(35,549)
Derivative financial assets	(221,399)	305,423
2~5 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
2~5 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(171,130)	(33,635)
Derivative financial assets	(352,657)	202,663
2~5 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(5,176)	(1,914)
Derivative financial assets	131,258	102,760
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(95,189)	(25,995)
Derivative financial assets	65,661	109,091
More than 5 years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
More than 5 years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(84,924)	(2,291)
Derivative financial assets	65,661	105,856
More than 5 years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(10,265)	(23,704)
Derivative financial assets	₩ 0	₩ 3,235